Employee Benefit Plans and Similar Obligations - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Repurchase of own shares issued, shares	411,623	250,795	263,298
Repurchase of own shares issued, value	$ 280	$ 120	$ 100
Plan 2017-20 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2017
Amount charged to expense in relation with share-based plans	$ 98	142	69
Plan 2014-17 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2014
Plan 2015-18 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2015
Amount charged to expense in relation with share-based plans		12	26
Plan 2016-19 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2016
Amount charged to expense in relation with share-based plans	$ 21	54	59
Plan 2018-21 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2018
Amount charged to expense in relation with share-based plans	$ 212	100
Plan 2019-22 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2019
Amount charged to expense in relation with share-based plans	$ 189
Share-based Plans [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Amount charged to expense in relation with share-based plans	$ 493	$ 308	$ 162
Number of shares delivered under plan	609,910	538,252	502,996
Retirement Plan [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges	$ 133	$ 87	$ 80
Performance Bonus Programs and Performance Evaluation [Member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges	$ 3,790	$ 2,141	$ 1,650